Investments in Associates and Joint Ventures - Joint venture Narrative (Details) - Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC"). - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in Associates and Joint Ventures
Lease term of contract	20 years
Ownership interest in joint venture	33.30%	33.30%
GTAC payments of principal and interest	$ (178,914)	$ (146,386)
Amounts receivable in connection with long-term credit facility and supplementary loans	948,549	853,163
Long term loans
Investments in Associates and Joint Ventures
Principal amount	$ 1,399,017
Interest rate basis	TIIE
Basis points	2.00%
GTAC payments of principal and interest	$ 178,914	$ 146,386